OTHER LIABILITIES (Details) - Schedule of Other Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	£ 1,672	£ 1,844
Total other liabilities	20,347	20,333
Settlement balances
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	1,191	760
Unitholders’ interest in consolidated Open Ended Investment Companies
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unitholders’ interest in consolidated Open Ended Investment Companies	11,784	11,928
Unallocated surplus within insurance businesses
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unallocated surplus within insurance businesses	343	400
Other creditors and accruals
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 5,357	£ 5,401